Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current and deferred federal tax expense (benefit)
Current income tax expense	$ 0.4	$ 0.4	$ 0.3
Deferred income tax (benefit) expense	(0.2)	(0.1)	0.1
Total income tax expense	$ 0.2	$ 0.3	$ 0.4